Income taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Income tax benefit (provision) computed at the statutory rate (US & France)	$ 36,106	$ 22,842	$ 2,737
Deferred Tax Allowance	(10,973)	(1,930)	(5,251)
Business Tax	(1,400)	(76)	(59)
Non Taxable remeasurement of fair value accounting of earn out	(22,326)	(9,592)	7,303
Total	$ 1,407	$ 11,244	$ 4,729